                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ] Amendment Number
--------------------------------------------------------------------------------
: _________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Enceladus Investment Management, LLC
Address: 2626 Cole Avenue
         Suite 705
         Dallas, Texas 75204

Form 13F File Number: 28-12874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  R. Kevin Hardage
Title: Manager and Chief Compliance Officer
Phone: (214) 468-0104

Signature, Place, and Date of Signing:


         /s/ R. Kevin Hardage                Dallas, TX        February 17, 2009
-------------------------------------   --------------------   -----------------
             (Signature)                    (City, State)            (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:        107
Form 13F Information Table Value Total:    114,460
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

2ND QTR 2008

           COLUMN 1                COLUMN 2      COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ ---------------- --------- -------- ---------------- ---------- -------- -------------------
                                                                                                          VOTING AUTHORITY
                                   TITLE OF                 VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER  -------------------
        NAME OF ISSUER               CLASS        CUSIP    (X1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ---------- -------- ---- ------ -------
3M CO                          COM              88579Y101      613  10,659 SH    -- SOLE             --   --     --  10,659
ABBOTT LABS                    COM              002824100      697  13,060 SH    -- SOLE             --   --     --  13,060
ABM INDS INC                   COM              000957100      383  20,100 SH    -- SOLE             --   --     --  20,100
AFLAC INC                      COM              001055102    1,141  24,887 SH    -- SOLE             --   --     --  24,887
AIR PRODS & CHEMS INC          COM              009158106      295   5,862 SH    -- SOLE             --   --     --   5,862
ALLERGAN INC                   COM              018490102      933  23,150 SH    -- SOLE             --   --     --  23,150
AMERICA MOVIL SAB DE CV        SPONSD ADR L SHS 02364W105    1,691  54,550 SH    -- SOLE             --   --     --  54,550
AMGEN INC                      COM              031162100    1,384  23,970 SH    -- SOLE             --   --     --  23,970
ANADARKO PETE CORP             COM              032511107      706  18,312 SH    -- SOLE             --   --     --  18,312
AON CORP                       COM              037389103      467  10,224 SH    -- SOLE             --   --     --  10,224
APACHE CORP                    COM              037411105      493   6,613 SH    -- SOLE             --   --     --   6,613
AT&T INC                       COM              00206R102      348  12,193 SH    -- SOLE             --   --     --  12,193
ATMOS ENERGY CORP              COM              049560105      287  12,100 SH    -- SOLE             --   --     --  12,100
AUTOMATIC DATA PROCESSING IN   COM              053015103    2,096  53,287 SH    -- SOLE             --   --     --  53,287
BANK OF AMERICA CORPORATION    COM              060505104      986  70,001 SH    -- SOLE             --   --     --  70,001
BECTON DICKINSON & CO          COM              075887109      520   7,600 SH    -- SOLE             --   --     --   7,600
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    3,648   1,135 SH    -- SOLE             --   --     --   1,135
BP PLC                         SPONSORED ADR    055622104      532  11,384 SH    -- SOLE             --   --     --  11,384
CADBURY PLC                    SPONS ADR        12721E102    1,362  38,182 SH    -- SOLE             --   --     --  38,182
CARBO CERAMICS INC             COM              140781105    1,855  52,200 SH    -- SOLE             --   --     --  52,200
CHESAPEAKE ENERGY CORP         COM              165167107      378  23,353 SH    -- SOLE             --   --     --  23,353
CHEVRON CORP NEW               COM              166764100      257   3,479 SH    -- SOLE             --   --     --   3,479
CHUBB CORP                     COM              171232101    2,578  50,544 SH    -- SOLE             --   --     --  50,544
CISCO SYS INC                  COM              17275R102    1,302  79,892 SH    -- SOLE             --   --     --  79,892
CITIGROUP INC                  COM              172967101      103  15,348 SH    -- SOLE             --   --     --  15,348
COCA COLA CO                   COM              191216100      785  17,344 SH    -- SOLE             --   --     --  17,344
COLGATE PALMOLIVE CO           COM              194162103      424   6,183 SH    -- SOLE             --   --     --   6,183
COMCAST CORP NEW               CL A             20030N101      486  28,772 SH    -- SOLE             --   --     --  28,772
COSTCO WHSL CORP NEW           COM              22160K105      595  11,335 SH    -- SOLE             --   --     --  11,335
CULLEN FROST BANKERS INC       COM              229899109      682  13,450 SH    -- SOLE             --   --     --  13,450
CVS CAREMARK CORPORATION       COM              126650100    1,818  63,256 SH    -- SOLE             --   --     --  63,256
DELL INC                       COM              24702R101      507  49,480 SH    -- SOLE             --   --     --  49,480
DEVON ENERGY CORP NEW          COM              25179M103      813  12,366 SH    -- SOLE             --   --     --  12,366
DIEBOLD INC                    COM              253651103      301  10,700 SH    -- SOLE             --   --     --  10,700
DISNEY WALT CO                 COM DISNEY       254687106      242  10,675 SH    -- SOLE             --   --     --  10,675
DOMINION RESOURCES INC VA NEW  COM              25746U109      587  16,392 SH    -- SOLE             --   --     --  16,392
DR PEPPER SNAPPLE GROUP INC    COM              26138E109      407  25,036 SH    -- SOLE             --   --     --  25,036
DUKE REALTY CORP               COM NEW          264411505      421  38,404 SH    -- SOLE             --   --     --  38,404
EMC CORP MASS                  COM              268648102      115  11,000 SH    -- SOLE             --   --     --  11,000
EMERSON ELEC CO                COM              291011104    1,747  47,730 SH    -- SOLE             --   --     --  47,730
ENDO PHARMACEUTICALS HLDGS I   COM              29264F205    2,783 107,550 SH    -- SOLE             --   --     -- 107,550
ENTERGY CORP NEW               COM              29364G103      592   7,125 SH    -- SOLE             --   --     --   7,125
EXXON MOBIL CORP               COM              30231G102    3,720  46,593 SH    -- SOLE             --   --     --  46,593
FEI CO                         COM              30241L109      664  35,200 SH    -- SOLE             --   --     --  35,200
FLAMEL TECHNOLOGIES SA         SPONSORED ADR    338488109       47  12,100 SH    -- SOLE             --   --     --  12,100
FLUOR CORP NEW                 COM              343412102      439   9,786 SH    -- SOLE             --   --     --   9,786
FPL GROUP INC                  COM              302571104      526  10,450 SH    -- SOLE             --   --     --  10,450

                           FORM 13F INFORMATION TABLE

2ND QTR 2008

           COLUMN 1                COLUMN 2      COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ ---------------- --------- -------- ---------------- ---------- -------- -------------------
                                                                                                          VOTING AUTHORITY
                                                                                                        -------------------
GENENTECH INC                  COM NEW          368710406      244   2,940 SH    -- SOLE             --   --     --   2,940
GENERAL DYNAMICS CORP          COM              369550108      201   3,485 SH    -- SOLE             --   --     --   3,485
GENERAL ELECTRIC CO            COM              369604103    1,272  78,525 SH    -- SOLE             --   --     --  78,525
GOLDMAN SACHS GROUP INC        COM              38141G104      269   3,185 SH    -- SOLE             --   --     --   3,185
HEADWATERS INC                 COM              42210P102      493  73,100 SH    -- SOLE             --   --     --  73,100
HELIX ENERGY SOLUTIONS GROUP I COM              42330P107      803 110,950 SH    -- SOLE             --   --     -- 110,950
HEWLETT PACKARD CO             COM              428236103      897  24,727 SH    -- SOLE             --   --     --  24,727
HOLLY CORP                     COM PAR $0.01    435758305   12,615 692,000 SH    -- SOLE             --   --     -- 692,000
INTEL CORP                     COM              458140100    1,193  81,403 SH    -- SOLE             --   --     --  81,403
INTERNATIONAL BUSINESS MACHS   COM              459200101    1,071  12,730 SH    -- SOLE             --   --     --  12,730
ISHARES INC                    MSCI PAC J IDX   464286665      836  31,710 SH    -- SOLE             --   --     --  31,710
ISHARES INC                    MSCI JAPAN       464286848      455  47,450 SH    -- SOLE             --   --     --  47,450
ISHARES TR                     FTSE XNHUA IDX   464287184    1,059  36,395 SH    -- SOLE             --   --     --  36,395
JOHNSON & JOHNSON              COM              478160104    1,169  19,544 SH    -- SOLE             --   --     --  19,544
JOS A BANK CLOTHIERS INC       COM              480838101    1,244  47,575 SH    -- SOLE             --   --     --  47,575
JPMORGAN & CHASE & CO          COM              46625H100      823  26,104 SH    -- SOLE             --   --     --  26,104
L-3 COMMUNICATIONS HLDGS INC   COM              502424104      432   5,850 SH    -- SOLE             --   --     --   5,850
LIBERTY GLOBAL INC             COM SER A        530555101      491  30,812 SH    -- SOLE             --   --     --  30,812
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M104       58  18,650 SH    -- SOLE             --   --     --  18,650
LOWES COS INC                  COM              548661107    2,266 105,308 SH    -- SOLE             --   --     -- 105,308
MAXIM INTEGRATED PRODS INC     COM              57772K101      689  60,358 SH    -- SOLE             --   --     --  60,358
MEDTRONIC INC                  COM              585055106    3,434 109,284 SH    -- SOLE             --   --     -- 109,284
MERCK & CO INC                 COM              589331107      300   9,867 SH    -- SOLE             --   --     --   9,867
METAVANTE TECNOLOGIES INC      COM              591407101      775  48,128 SH    -- SOLE             --   --     --  48,128
MICROSOFT CORP                 COM              594918104    1,458  74,982 SH    -- SOLE             --   --     --  74,982
MILLIPORE CORP                 COM              601073109      471   9,150 SH    -- SOLE             --   --     --   9,150
NOKIA CORP                     SPONSORED ADR    654902204      259  16,575 SH    -- SOLE             --   --     --  16,575
NOVARTIS A G                   SPONSORED ADR    66987V109    2,723  54,730 SH    -- SOLE             --   --     --  54,730
OCCIDENTAL PETE CORP DEL       COM              674599105    2,391  39,854 SH    -- SOLE             --   --     --  39,854
OMNICOM GROUP INC              COM              681919106      278  10,312 SH    -- SOLE             --   --     --  10,312
PEPSICO INC                    COM              713448108    2,560  46,744 SH    -- SOLE             --   --     --  46,744
PFIZER INC                     COM              717081103      901  50,884 SH    -- SOLE             --   --     --  50,884
POWERSHARES ETF TRUST          WATER RESOURCE   73935X575      292  20,300 SH    -- SOLE             --   --     --  20,300
PRAXAIR INC                    COM              74005P104    1,199  20,191 SH    -- SOLE             --   --     --  20,191
PRICE T ROWE GROUP INC         COM              74144T108    2,284  64,459 SH    -- SOLE             --   --     --  64,459
PROCTER & GAMBLE CO            COM              742718109    1,971  31,882 SH    -- SOLE             --   --     --  31,882
RENAISSANCERE HOLDINGS LTD     COM              G7496G103      790  15,325 SH    -- SOLE             --   --     --  15,325
SCHERING PLOUGH CORP           COM              806605101      232  13,650 SH    -- SOLE             --   --     --  13,650
SCHLUMBERGER LTD               COM              806857108      425  10,050 SH    -- SOLE             --   --     --  10,050
SOUTHERN CO                    COM              842587107      644  17,400 SH    -- SOLE             --   --     --  17,400
SOUTHWEST AIRLS CO             COM              844741108    1,661 192,694 SH    -- SOLE             --   --     -- 192,694
STRYKER CORP                   COM              863667101      320   8,000 SH    -- SOLE             --   --     --   8,000
SYSCO CORP                     COM              871829107    1,134  49,430 SH    -- SOLE             --   --     --  49,430
TARGET CORP                    COM              87612E106    1,471  42,600 SH    -- SOLE             --   --     --  42,600
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209    1,002  23,531 SH    -- SOLE             --   --     --  23,531
TEXAS INSTRS INC               COM              882508104      325  20,913 SH    -- SOLE             --   --     --  20,913
TIFFANY & CO NEW               COM              886547108      966  40,899 SH    -- SOLE             --   --     --  40,899
UNITED PARCEL SERVICE INC      CL B             911312106      884  16,020 SH    -- SOLE             --   --     --  16,020
UNITED TECHNOLOGIES CORP       COM              913017109      346   6,460 SH    -- SOLE             --   --     --   6,460
VALERO ENERGY CORP NEW         COM              91913Y100      361  16,675 SH    -- SOLE             --   --     --  16,675

                           FORM 13F INFORMATION TABLE

2ND QTR 2008

           COLUMN 1                COLUMN 2      COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ ---------------- --------- -------- ---------------- ---------- -------- -------------------
                                                                                                          VOTING AUTHORITY
                                                                                                        -------------------
VERIZON COMMUNICATIONS INC     COM              92343V104      655  19,311 SH    -- SOLE             --   --     --  19,311
VIACOM INC NEW                 CL B             92553P201      193  10,124 SH    -- SOLE             --   --     --  10,124
WAL MART STORES INC            COM              931142103    2,161  38,554 SH    -- SOLE             --   --     --  38,554
WASTE MGMT INC DEL             COM              94106L109    2,307  69,600 SH    -- SOLE             --   --     --  69,600
WEATHERFORD INTERNATIONAL LT   COM              G95089101      503  46,524 SH    -- SOLE             --   --     --  46,524
WESTERN UN CO                  COM              959802109    1,105  77,050 SH    -- SOLE             --   --     --  77,050
WILLIAMS COS INC DEL           COM              969457100      337  23,250 SH    -- SOLE             --   --     --  23,250
WYETH                          COM              983024100      313   8,333 SH    -- SOLE             --   --     --   8,333
XTO ENERGY INC                 COM              98385X106    1,714  48,587 SH    -- SOLE             --   --     --  48,587
ZIMMER HLDGS INC               COM              98956P102      982  24,300 SH    -- SOLE             --   --     --  24,300
                                                Total      114,460